Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign currency risk

	December 31,
	Sell 2014(i)	Sell 2013
	(millions)
US dollar	$678	$303
Euro	186	97
Japanese yen	51	35
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(i)	Forward exchange contracts range in maturity from 2015 to 2017.

Derivative financial and hedging instruments

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2014	2013
		(millions)
Assets:
Forward exchange contracts	Other assets	26	23
Total derivatives designated as hedging instruments		$26	$23
Liabilities:
Forward exchange contracts	Other liabilities	21	2
Total derivatives designated as hedging instruments		$21	$2

Derivatives in cash flow hedging relationships

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income(effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Year Ended December 31, 2014
Interest rate swaps	$—	Investment income	$(5)	Other income (expense), net	$—
Treasury locks	—	Interest expense	(1)	Interest expense	—
Forward exchange contracts	(31)	Other income (expense), net	16	Interest expense	(1)
Total	$(31)		$10		$(1)
Year Ended December 31, 2013
Interest rate swaps	$—	Investment income	$(5)	Other income (expense), net	$—
Treasury locks	19	Interest expense	—	Interest expense	2
Forward exchange contracts	10	Other income (expense), net	1	Interest expense	1
Total	$29		$(4)		$3
Year Ended December 31, 2012
Interest rate swaps	$3	Investment income	$(5)	Other income (expense), net	$—
Forward exchange contracts	11	Other income (expense), net	(4)	Interest expense	1
Total	$14		$(9)		$1

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Amounts above shown gross of tax.

(i)	OCI means other comprehensive income.